Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,540,000
Previously Paid Amount	0.00
Total Fee Amount	1,179.37
Total Offset Amount	0.00
Net Fee	1,179.37
Narrative - Max Aggregate Offering Price	$ 8,540,000
Final Prospectus	true